Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not currently grant stock options or option-like equity awards to our NEOs, employees or directors; therefore, we do not currently have a formal practice or policy with respect to the grant of stock options or option-like awards. During 2024, we did not time the disclosure of material nonpublic information to affect the value of executive compensation awards granted to our NEOs, employees or directors.

MNPI Disclosure Timed for Compensation Value	false